OPERATING LEASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Operating Lease
SCHEDULE OF OPERATING LEASE

	Balance Sheet Classification	March 31, 2024
Asset
Operating lease asset	Right of use asset	$304,455
Total lease asset		$304,455

Liability
Operating lease liability – current portion	Current operating lease liability	$52,026
Operating lease liability – noncurrent portion	Long-term operating lease liability	305,648
Total lease liability		$357,674

	Balance Sheet Classification	December 31, 2023
Asset
Operating lease asset	Right of use asset	$318,114
Total lease asset		$318,114

Liability
Operating lease liability – current portion	Current operating lease liability	$55,036
Operating lease liability – noncurrent portion	Long-term operating lease liability	297,529
Total lease liability		$352,565

SCHEDULE OF LEASE OBLIGATIONS

Lease obligations at March 31, 2024 consisted of the following:

For the year ended December 31:
2024	$49,725
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	285,125
Amount representing interest	(27,451)
Lease obligation, net	357,674
Less current portion	(52,026)
Lease obligation – long term	$305,648

Lease obligations at December 31, 2023 consisted of the following:

For the year ended December 31:
2024	$66,300
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	401,700
Amount representing interest	(49,135)
Lease obligation, net	352,565
Less current portion	(55,036)
Lease obligation – long term	$297,529